Derivatives and Hedge Accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Detail) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 5,133	€ 3,222
Hedging instrument, liabilities	5,486	4,085
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	87	78
Hedging instrument, liabilities	€ 70	€ 65